Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)						3 Months Ended		12 Months Ended
	Dec. 16, 2020	Oct. 08, 2020	May 15, 2020	Apr. 12, 2019	May 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Ownership percentage, description						No one individual or entity owns at least 50% of the outstanding shares of the Company.		No one individual or entity owns at least 50% of the outstanding shares of the Company.
Number of shares issued during period, shares	500,000	125,000
Number of shares issued during period, values	$ 40,000	$ 33,750				$ 100,000	$ 46,500	$ 46,500	$ 10,000
Shares issued, price per share	$ 0.08	$ 0.27
Cash equivalents
FDIC insured amount								250,000
Inventory, finished goods								12,631	16,484
Allowances for inventory
Anti dilutive securities
Revenue [Member] | Two Major Customers [Member]
Anti dilutive securities								99.9
American International Industries, Inc [Member]
Percentage of subsidiary owned					93.20%
Number of restricted common stock issued					10,100,000
American International Industries, Inc [Member] | Maximum [Member]
Percentage of subsidiary owned						93.20%		93.20%
American International Industries, Inc [Member] | Minimum [Member]
Percentage of subsidiary owned						6.40%		6.40%
Novopelle Diamond, LLC [Member] | Share Exchange Agreement [Member]
Percentage of subsidiary owned				100.00%
Number of shares issued during period, shares				18,000,000
Global Career Networks Inc [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Percentage of subsidiary owned			51.00%
Shares issued, price per share			$ 1.00
Global Career Networks Inc [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Ownership percentage, description			The Company executed a securities purchase agreement with Global Career Networks Inc, a Delaware corporation (the "Seller"), the sole owner of Life Guru, pursuant to which the Company purchased from the Seller, a 51% interest in the capital stock of Life Guru, representing an aggregate of 2,040 shares of Life Guru's common stock. LifeGuru owns and operates the LifeGuru.me website which is currently in development and is anticipated to be fully launched in the fourth quarter of 2020.
Number of shares issued during period, shares			500,000
Number of shares issued during period, values			$ 500,000
Global Career Networks Inc [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member] | Agreed to Issue an Additional Shares [Member]
Number of shares issued during period, shares			1,500,000
Number of shares issued during period, values			$ 1,500,000